RESTATEMENT (Tables)	3 Months Ended
Nov. 30, 2021
RESTATEMENT
Schedule of changes to consolidated statements of cash flow
	For the Three Months Ended
	Restated	Previous
	November 30,	November 30,
	2021	2021	Change

Cash flows from investing activities:
Cash paid for asset purchase	(350,000)	(850,000)	500,000
Notes receivable investment	(500,000)	-	(500,000)
Net cash used in investing activities	(850,000)	(850,000)	-